Share Capital - Schedule of Number of Shares and Stated Value of the Outstanding Shares (Details)	9 Months Ended
Sep. 30, 2025 shares
Telesat Public shares
Telesat Public shares	14,685,375
Class A Common Shares [Member]
Telesat Public shares
Telesat Public shares	3,955,135
Class B Variable Voting Shares [Member]
Telesat Public shares
Telesat Public shares	10,730,240